Balances and transactions with related parties (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balances And Transactions With Related Parties
Investments by related parties	R$ 9,074	R$ 8,156	R$ 5,787